Financial Assets and Financial Liabilities - Schedule of Consolidated Statement of Cash Flows (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Balances as above
Balances per statement of cash flows	$ 4,138,074	$ 29,116,835	$ 18,575,040	$ 11,699,066
Cash and cash equivalents	$ 4,138,074	$ 29,116,835	$ 18,575,040	$ 11,699,066